CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 7,929	$ 16,774
Restricted cash	52	24
Short-term bank deposits	7,650	7,667
Trade receivables	338	224
Other accounts receivable and prepaid expenses	483	309
Total current assets	16,452	24,998
LONG TERM ASSETS:
Long-term receivable	4	8
Property and equipment, net	822	874
Total long term assets	826	882
Total assets	17,278	25,880
CURRENT LIABILITIES:
Trade payables	563	906
Other accounts payables and accruals	1,648	1,032
Total current liabilities	2,211	1,938
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	2	81
Deferred revenue		228
Total long-term liabilities	2	309
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS EQUITY (DEFICIT):
Share capital: Ordinary Shares of NIS 0.6 par value: 40,000,000 shares authorized at December 31, 2014 and 2013; 11,765,678 and 10,473,488 shares issued at December 31, 2014 and 2013, respectively; 11,762,420 and 10,470,230 shares outstanding at December 31, 2014 and 2013, respectively	1,830	1,609
Additional paid-in capital	136,160	130,423
Accumulated deficit	(122,925)	(108,399)
Total shareholders' equity	15,065	23,633
Total liabilities and shareholders' equity	$ 17,278	$ 25,880